SUMMARY OF ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	2 years 0 months 30 days